Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (99.6%)
Australia (4.1%)
Wesfarmers Ltd.	1,369,301	45,526
Woolworths Group Ltd.	1,109,637	30,719
Sonic Healthcare Ltd.	1,011,418	23,156
Coles Group Ltd.	1,042,209	13,512
AGL Energy Ltd.	673,832	7,982
Commonwealth Bank of Australia	101,259	5,152
Ramsay Health Care Ltd.	111,672	4,936
Newcrest Mining Ltd.	145,919	3,717
ASX Ltd.	21,305	1,255
Northern Star Resources Ltd.	87,894	998
Ampol Ltd.	36,001	675
BWP Trust	240,337	659
		138,287
Belgium (0.4%)
Colruyt SA	162,878	9,459
Ucb SA	19,803	2,544
Elia Group SA/NV	11,876	1,293
Sofina SA	4,201	1,177
Cofinimmo SA	4,835	690
		15,163
Brazil (0.5%)
Telefonica Brasil SA ADR	1,702,085	17,174
Cia Brasileira de Distribuicao ADR	46,679	636
		17,810
Canada (4.0%)
BCE Inc.	651,778	27,328
^ Emera Inc.	472,936	19,684
TELUS Corp.	1,126,997	19,545
Shaw Communications Inc. Class B	844,343	15,444
Franco-Nevada Corp.	81,181	12,976
Intact Financial Corp.	73,870	8,065
Royal Bank of Canada	100,621	6,941
George Weston Ltd.	69,311	5,235
Metro Inc.	116,208	5,098
Dollarama Inc.	124,393	4,549
Agnico Eagle Mines Ltd.	56,977	4,525
Loblaw Cos. Ltd.	76,082	3,947
1 Hydro One Ltd.	44,707	953
Fortis Inc.	19,321	787
WSP Global Inc.	11,914	748
Saputo Inc.	30,228	740
		136,565

Chile (0.1%)
Enel Americas SA ADR	542,583	4,107
Banco Santander Chile ADR	53,157	910
		5,017
China (5.4%)
* Alibaba Group Holding Ltd. ADR	220,748	55,412
ZTO Express Cayman Inc. ADR	1,128,810	41,822
China Mobile Ltd. ADR	838,504	28,560
* Tencent Music Entertainment Group ADR	969,275	15,644
* TAL Education Group ADR	194,154	15,177
NetEase Inc. ADR	29,869	13,693
* China Biologic Products Holdings Inc.	81,890	8,709
* JD.com Inc. ADR	64,373	4,106
* DouYu International Holdings Ltd. ADR	61,458	827
		183,950
Denmark (0.6%)
Coloplast A/S Class B	54,990	9,387
Novo Nordisk A/S Class B	137,139	8,998
Tryg A/S	101,509	2,987
		21,372
Finland (0.4%)
Kone Oyj Class B	90,177	7,161
Elisa Oyj	86,714	5,143
Kesko Oyj Class B	41,575	881
		13,185
Germany (0.8%)
Deutsche Telekom AG	942,634	15,737
Vonovia SE	56,550	3,655
* Fielmann AG	42,351	3,086
Merck KGaA	13,770	1,760
Hannover Rueck SE	6,453	1,092
Knorr-Bremse AG	9,039	1,057
		26,387
Hong Kong (1.9%)
CLP Holdings Ltd.	2,472,350	23,378
Power Assets Holdings Ltd.	2,791,500	15,546
Hang Seng Bank Ltd.	839,700	13,212
China Mengniu Dairy Co. Ltd.	820,000	3,848
Want Want China Holdings Ltd.	2,935,000	2,172
Jardine Matheson Holdings Ltd.	35,000	1,432
Chow Tai Fook Jewellery Group Ltd.	1,131,200	1,219
MTR Corp. Ltd.	170,500	847
BOC Hong Kong Holdings Ltd.	258,000	719
CK Infrastructure Holdings Ltd.	137,500	717
CK Hutchison Holdings Ltd.	107,500	702
		63,792
India (1.2%)
Infosys Ltd. ADR	1,545,169	19,856
Dr Reddy's Laboratories Ltd. ADR	223,887	13,612
* ICICI Bank Ltd. ADR	849,861	7,980
		41,448

Indonesia (0.2%)
^ Telekomunikasi Indonesia Persero Tbk PT ADR	271,740	5,574

Ireland (0.3%)
Kerry Group plc Class A	79,474	10,526

Israel (0.2%)
Bank Hapoalim BM	950,870	5,738
Bank Leumi Le-Israel BM	502,855	2,549
		8,287
Italy (0.6%)
Assicurazioni Generali SPA	1,176,067	17,659
Hera SPA	543,844	2,091
UnipolSai Assicurazioni SPA	656,555	1,686
		21,436
Japan (10.2%)
Japan Tobacco Inc.	2,743,000	46,885
Chugai Pharmaceutical Co. Ltd.	880,800	39,767
Softbank Corp.	1,551,900	20,774
Yamada Denki Co. Ltd.	4,510,200	19,568
Canon Inc.	1,193,600	19,208
Pan Pacific International Holdings Corp.	699,000	15,843
Toyo Suisan Kaisha Ltd.	203,300	12,360
^ Skylark Holdings Co. Ltd.	635,100	8,807
Sawai Pharmaceutical Co. Ltd.	174,800	8,304
Nitori Holdings Co. Ltd.	33,200	7,269
Kagome Co. Ltd.	230,700	7,039
SG Holdings Co. Ltd.	185,400	6,804
Secom Co. Ltd.	78,400	6,780
ABC-Mart Inc.	118,100	6,222
Chugoku Electric Power Co. Inc.	483,600	5,901
ITOCHU Corp.	268,000	5,876
Ajinomoto Co. Inc.	310,100	5,600
KDDI Corp.	167,800	5,336
Kyocera Corp.	85,200	4,745
NTT DOCOMO Inc.	172,300	4,744
East Japan Railway Co.	80,100	4,617
Shionogi & Co. Ltd.	76,400	4,545
FUJIFILM Holdings Corp.	100,400	4,490
Nippon Telegraph & Telephone Corp.	183,900	4,269
Nissin Foods Holdings Co. Ltd.	45,200	4,083
Kintetsu Group Holdings Co. Ltd.	89,100	3,472
West Japan Railway Co.	79,500	3,433
Calbee Inc.	104,300	3,314
Mitsubishi Materials Corp.	155,900	3,187
Oracle Corp. Japan	25,600	3,084
Kyowa Kirin Co. Ltd.	123,400	3,048
Odakyu Electric Railway Co. Ltd.	140,200	2,934
Sekisui House Ltd.	157,000	2,867
Trend Micro Inc.	46,600	2,733
Japan Post Bank Co. Ltd.	360,700	2,691
Ezaki Glico Co. Ltd.	55,400	2,567
Keio Corp.	44,000	2,197
Hoshizaki Corp.	28,300	2,157
MS&AD Insurance Group Holdings Inc.	74,000	1,860
Nagoya Railroad Co. Ltd.	73,100	1,850

Toho Gas Co. Ltd.	41,500	1,811
Square Enix Holdings Co. Ltd.	33,200	1,784
MOS Food Services Inc.	60,500	1,555
Unicharm Corp.	33,100	1,497
Toshiba Corp.	43,900	1,343
KYORIN Holdings Inc.	68,600	1,246
Sysmex Corp.	15,700	1,207
Ricoh Co. Ltd.	182,400	1,175
MediPal Holdings Corp.	60,600	1,110
Toho Co. Ltd.	36,500	1,085
Chubu Electric Power Co. Inc.	83,500	993
Capcom Co. Ltd.	25,200	990
Seiko Epson Corp.	92,400	980
Nippon Shinyaku Co. Ltd.	12,600	975
Tokyo Gas Co. Ltd.	44,200	938
Suzuken Co. Ltd.	24,500	872
Lawson Inc.	17,400	866
Kewpie Corp.	46,300	824
Keihan Holdings Co. Ltd.	19,900	811
Tokyu Corp.	70,400	784
Nisshin Seifun Group Inc.	49,800	763
NH Foods Ltd.	16,800	738
Sankyo Co. Ltd.	26,200	655
Yoshinoya Holdings Co. Ltd.	34,400	589
Takashimaya Co. Ltd.	87,600	583
		347,404
Mexico (0.4%)
Fomento Economico Mexicano SAB de CV ADR	215,098	13,231

Netherlands (0.1%)
Koninklijke Ahold Delhaize NV	47,806	1,377
Koninklijke Vopak NV	24,772	1,354
		2,731
New Zealand (0.1%)
Fisher & Paykel Healthcare Corp. Ltd.	84,634	2,027

Norway (0.5%)
Orkla ASA	1,481,989	14,577
* Dnb ASA	48,208	740
		15,317
Poland (0.2%)
* Powszechna Kasa Oszczednosci Bank Polski SA	279,275	1,618
Powszechny Zaklad Ubezpieczen SA	214,925	1,549
* KGHM Polska Miedz SA	43,914	1,478
* Bank Polska Kasa Opieki SA	87,920	1,187
		5,832
Russia (0.4%)
* Sberbank of Russia PJSC ADR	629,848	7,474
Lukoil Pjsc ADR	55,913	3,793
Polyus PJSC GDR	13,466	1,540
		12,807
Singapore (0.6%)
Oversea-Chinese Banking Corp. Ltd.	1,777,748	11,135
United Overseas Bank Ltd.	240,900	3,392
Singapore Telecommunications Ltd.	1,713,100	3,109

Singapore Exchange Ltd.	353,200	2,107
Singapore Technologies Engineering Ltd.	581,800	1,392
Wilmar International Ltd.	217,600	735
		21,870
South Korea (2.4%)
KT&G Corp.	308,956	20,970
Korea Zinc Co. Ltd.	50,052	17,404
SK Telecom Co. Ltd.	62,343	11,547
*,1 Netmarble Corp.	67,849	7,299
Samsung Electronics Co. Ltd.	137,365	6,713
Kakao Corp.	18,849	5,468
Posco	27,961	4,512
Yuhan Corp.	69,905	3,362
Maeil Dairies Co. Ltd.	33,866	2,111
GS Holdings Corp.	40,831	1,202
Samsung SDS Co. Ltd.	6,587	923
Samsung C&T Corp.	10,189	908
		82,419
Spain (0.9%)
* Ferrovial SA	633,944	15,523
*,1 Aena SME SA	66,882	8,721
Endesa SA	115,800	3,303
Merlin Properties Socimi SA	140,330	1,161
Red Electrica Corp. SA	57,686	1,125
Viscofan SA	13,131	962
		30,795
Sweden (0.1%)
ICA Gruppen AB	95,903	4,711

Switzerland (2.9%)
Swisscom AG	78,142	41,538
Geberit AG	16,853	9,301
Roche Holding AG	22,360	7,745
Chocoladefabriken Lindt & Spruengli AG	887	6,867
Nestle SA	50,386	5,992
* Kuehne & Nagel International AG	32,263	5,562
Baloise Holding AG	35,068	5,350
Schindler Holding AG	19,716	5,011
Roche Holding AG (Bearer)	9,752	3,361
* Alcon Inc.	41,500	2,508
Allreal Holding AG	9,242	1,839
Swiss Prime Site AG	16,696	1,524
Novartis AG	16,173	1,332
* Sonova Holding AG	3,904	883
Banque Cantonale Vaudoise	8,227	862
		99,675
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	696,303	54,931
Chunghwa Telecom Co. Ltd. ADR	142,247	5,246
United Microelectronics Corp. ADR	995,508	3,684
		63,861
United Kingdom (4.4%)
GlaxoSmithKline plc	1,986,832	39,578
Wm Morrison Supermarkets plc	5,417,044	13,140
National Grid plc	1,117,437	13,110

Halma plc	441,797	12,549
Smith & Nephew plc	542,176	10,701
Rightmove plc	1,254,106	9,051
Admiral Group plc	243,447	7,592
Tate & Lyle plc	850,580	7,240
B&M European Value Retail SA	1,203,223	7,234
Polymetal International plc	225,140	5,569
Sage Group plc	522,131	4,955
Reckitt Benckiser Group plc	37,979	3,808
DCC plc	42,098	3,743
Smiths Group plc	161,572	2,846
HSBC Holdings plc	505,172	2,275
Bunzl plc	36,572	1,048
J Sainsbury plc	341,484	832
UDG Healthcare plc	88,073	818
Direct Line Insurance Group plc	191,209	740
Coca-Cola HBC AG	27,949	728
RSA Insurance Group plc	121,905	680
Inchcape plc	109,805	615
		148,852
United States (53.8%)
Communication Services (4.3%)
Activision Blizzard Inc.	524,295	43,323
* Electronic Arts Inc.	196,957	27,893
* Liberty Broadband Corp.	186,381	25,585
Cable One Inc.	8,893	16,208
Verizon Communications Inc.	208,786	12,001
* Alphabet Inc. Class C	7,763	11,512
* Yandex NV Class A	119,955	6,902
* Madison Square Garden Sport Corp. Class A	10,813	1,662
America Movil SAB de CV ADR	111,309	1,407
John Wiley & Sons Inc. Class A	24,872	841
		147,334
Consumer Discretionary (3.5%)
Dollar General Corp.	247,958	47,211
Service Corp. International	529,144	22,944
* Murphy USA Inc.	79,292	10,499
* Amazon.com Inc.	3,083	9,757
Yum China Holdings Inc.	187,880	9,627
* Bright Horizons Family Solutions Inc.	79,827	8,561
Pool Corp.	21,122	6,689
Graham Holdings Co. Class B	7,773	3,097
* ServiceMaster Global Holdings Inc.	49,359	2,018
		120,403
Consumer Staples (4.6%)
2 Walmart Inc.	402,771	52,119
2 Clorox Co.	112,867	26,694
2 Church & Dwight Co. Inc.	200,621	19,326
2 Colgate-Palmolive Co.	176,445	13,622
2 Hormel Foods Corp.	244,977	12,459
Flowers Foods Inc.	381,799	8,686
Hershey Co.	43,111	6,269
Lancaster Colony Corp.	36,026	5,713
Kimberly-Clark Corp.	34,755	5,284
Vector Group Ltd.	242,736	2,141
WD-40 Co.	9,565	1,880

J&J Snack Foods Corp.	15,047	1,853
		156,046
Financials (5.2%)
Brown & Brown Inc.	658,622	29,948
Blackstone Mortgage Trust Inc. Class A	824,837	19,854
White Mountains Insurance Group Ltd.	20,321	17,885
RenaissanceRe Holdings Ltd.	98,698	17,803
AGNC Investment Corp.	1,246,650	16,954
Washington Federal Inc.	543,575	12,687
Arthur J Gallagher & Co.	108,771	11,692
W R Berkley Corp.	144,035	8,894
Hanover Insurance Group Inc.	80,956	8,248
First Republic Bank	64,243	7,226
Commerce Bancshares Inc.	90,138	5,161
Bank of Hawaii Corp.	83,472	4,727
Capitol Federal Financial Inc.	455,900	4,399
TFS Financial Corp.	196,447	2,845
Houlihan Lokey Inc. Class A	31,618	1,733
Globe Life Inc.	19,432	1,547
Northwest Bancshares Inc.	126,152	1,243
First Financial Bankshares Inc.	30,998	927
Marsh & McLennan Cos. Inc.	7,371	859
Axis Capital Holdings Ltd.	21,298	854
Community Bank System Inc.	13,226	744
Glacier Bancorp Inc.	20,674	730
ProAssurance Corp.	45,164	664
		177,624
Health Care (10.9%)
Chemed Corp.	114,164	56,190
Amgen Inc.	226,092	55,318
2 Johnson & Johnson	363,571	52,994
2 Merck & Co. Inc.	644,826	51,741
2 Gilead Sciences Inc.	634,794	44,137
2 Quest Diagnostics Inc.	274,289	34,854
* Vertex Pharmaceuticals Inc.	117,240	31,889
Zoetis Inc.	98,633	14,961
* Incyte Corp.	64,497	6,370
Becton Dickinson and Co.	21,755	6,121
* Premier Inc. Class A	146,648	5,128
* Vir Biotechnology Inc.	101,273	4,837
* Regeneron Pharmaceuticals Inc.	6,421	4,058
* Globus Medical Inc.	32,029	1,543
* HMS Holdings Corp.	46,602	1,515
		371,656
Industrials (3.9%)
Republic Services Inc. Class A	484,392	42,263
CH Robinson Worldwide Inc.	377,558	35,385
United Parcel Service Inc. Class B	98,358	14,042
Waste Management Inc.	107,750	11,809
Carlisle Cos. Inc.	82,078	9,774
BWX Technologies Inc.	122,402	6,673
Expeditors International of Washington Inc.	56,501	4,775
National Presto Industries Inc.	17,011	1,453
Rollins Inc.	25,864	1,355
Amerco	4,224	1,342
EMCOR Group Inc.	14,466	991

Valmont Industries Inc.	7,060	856
Graco Inc.	14,943	795
		131,513
Information Technology (12.4%)
Amdocs Ltd.	868,865	53,957
2 Oracle Corp.	924,242	51,249
Citrix Systems Inc.	355,619	50,768
2 Jack Henry & Associates Inc.	279,085	49,761
* Tyler Technologies Inc.	98,269	35,107
* Black Knight Inc.	455,689	34,140
2 Paychex Inc.	384,895	27,682
Genpact Ltd.	569,817	22,690
Microsoft Corp.	96,568	19,797
MAXIMUS Inc.	256,805	19,057
Broadridge Financial Solutions Inc.	141,044	18,948
Motorola Solutions Inc.	85,082	11,894
* Qualys Inc.	62,107	7,669
Dolby Laboratories Inc. Class A	89,433	6,225
* CACI International Inc. Class A	22,917	4,763
* Check Point Software Technologies Ltd.	29,474	3,695
Texas Instruments Inc.	28,269	3,606
* J2 Global Inc.	17,528	994
* Verint Systems Inc.	19,497	875
InterDigital Inc.	11,571	694
* ViaSat Inc.	17,815	676
		424,247
Materials (3.4%)
AptarGroup Inc.	337,637	38,896
Newmont Corp.	379,970	26,294
Royal Gold Inc.	133,067	18,620
Sonoco Products Co.	172,413	8,921
Kaiser Aluminum Corp.	137,408	8,512
Silgan Holdings Inc.	156,461	5,985
Reliance Steel & Aluminum Co.	46,411	4,560
NewMarket Corp.	5,900	2,211
		113,999
Real Estate (1.8%)
3 Equity Commonwealth	1,061,488	33,511
Equity LifeStyle Properties Inc.	129,071	8,818
PS Business Parks Inc.	54,916	7,576
Terreno Realty Corp.	66,630	4,048
Rayonier Inc.	142,286	3,953
EastGroup Properties Inc.	29,052	3,854
		61,760
Utilities (3.8%)
IDACORP Inc.	212,886	19,852
Hawaiian Electric Industries Inc.	499,501	18,112
Ameren Corp.	192,534	15,449
WEC Energy Group Inc.	144,207	13,737
NorthWestern Corp.	174,470	9,816
CMS Energy Corp.	128,916	8,274
Portland General Electric Co.	178,067	7,858
ALLETE Inc.	129,388	7,673
Consolidated Edison Inc.	99,603	7,652
Avista Corp.	124,071	4,607
MDU Resources Group Inc.	198,061	4,155

Public Service Enterprise Group Inc.		73,460	4,109
Alliant Energy Corp.		47,673	2,567
American States Water Co.		30,073	2,312
DTE Energy Co.		16,589	1,918
California Water Service Group		37,302	1,748
OGE Energy Corp.		22,391	737
130,576
Total United States			1,835,158
Total Common Stocks (Cost $3,041,912)			3,395,489
	Coupon	Shares
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
4,5 Vanguard Market Liquidity Fund (Cost
$35,371)	0.194%	353,727	35,373
Total Investments (100.6%) (Cost $3,077,283)			3,430,862
Other Assets and Liabilities -Net (-0.6%)			(20,900)
Net Assets (100%)			3,409,962
Cost is in $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,899,000.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $16,973,000, representing 0.5% of net assets.
2 Securities with a value of $65,017,000 have been segregated as collateral for open forward currency contracts.
3 Securities with a value of $1,307,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $23,872,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
LIBOR—London Interbank Offered Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2020	46	7,506	25
Dow Jones EURO STOXX 50 Index	September 2020	43	1,612	20
Topix Index	September 2020	9	1,272	(101)
FTSE 100 Index	September 2020	12	925	(32)
S&P ASX 200 Index	September 2020	6	630	3
				(85)

Forward Currency Contracts

Global Minimum Volatility Fund

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Credit Suisse
International	8/17/20	GBP	15,663	USD	19,817	688	—
Barclays Bank
plc	8/17/20	EUR	11,925	USD	13,464	588	—
BNP Paribas	8/17/20	INR	1,004,153	USD	13,383	17	—
Deutsche Bank
AG	8/17/20	EUR	9,915	USD	11,708	—	(23)
Goldman
Sachs
International	8/17/20	JPY	1,028,035	USD	9,751	—	(38)
Toronto-
Dominion Bank	8/17/20	INR	722,331	USD	9,628	11	—
Barclays Bank
plc	8/17/20	JPY	995,751	USD	9,305	103	—
Barclays Bank
plc	8/17/20	JPY	942,296	USD	8,967	—	(63)

BNP Paribas	8/17/20	USD	355,967	JPY	38,262,948	—	(5,569)
Deutsche Bank
AG	8/17/20	USD	164,262	GBP	130,902	—	(7,106)
Deutsche Bank
AG	8/17/20	USD	143,666	EUR	127,158	—	(6,176)
Royal Bank of
Canada	8/17/20	USD	137,328	CAD	186,559	—	(1,958)

BNP Paribas	8/17/20	USD	133,481	AUD	192,060	—	(3,746)
Deutsche Bank
AG	8/17/20	USD	97,591	CHF	91,707	—	(2,735)

BNP Paribas	8/17/20	USD	90,175	HKD	698,991	—	(15)
Deutsche Bank
AG	8/17/20	USD	75,267	KRW	89,954,825	—	(239)

BNP Paribas	8/17/20	USD	66,942	INR	5,041,987	—	(340)
Deutsche Bank
AG	8/17/20	USD	35,767	TWD	1,049,344	—	(57)
Deutsche Bank
AG	8/17/20	USD	23,980	SGD	33,438	—	(357)

BNP Paribas	8/17/20	USD	23,193	TWD	681,525	—	(73)
Barclays Bank
plc	8/17/20	USD	19,985	DKK	131,691	—	(853)
Deutsche Bank
AG	8/17/20	USD	18,752	BRL	100,309	—	(462)
BNP Paribas	8/17/20	USD	16,316	RUB	1,166,377	631	—
Deutsche Bank
AG	8/17/20	USD	13,686	MXN	313,335	—	(361)
BNP Paribas	8/17/20	USD	13,430	NOK	127,018	—	(526)
Royal Bank of
Canada	8/17/20	USD	12,174	JPY	1,300,161	—	(111)
Deutsche Bank
AG	8/17/20	USD	8,836	ILS	30,470	—	(116)
Deutsche Bank
AG	8/17/20	USD	8,752	TWD	256,254	4	—
Deutsche Bank
AG	8/18/20	USD	5,957	IDR	86,679,621	31	—
Royal Bank of
Canada	8/17/20	USD	5,481	CLP	4,295,862	—	(194)

Global Minimum Volatility Fund

Toronto-
Dominion Bank	8/17/20	USD	4,446	SEK	40,971	—	(221)
Goldman
Sachs
International	8/17/20	USD	4,393	PLN	17,432	—	(262)
Deutsche Bank
AG	8/17/20	USD	3,686	INR	277,626	—	(18)
Deutsche Bank
AG	8/17/20	USD	1,514	PLN	6,007	—	(90)
Toronto-
Dominion Bank	8/17/20	USD	1,156	NOK	10,932	—	(45)
Deutsche Bank
AG	8/17/20	USD	1,091	NZD	1,666	—	(14)
Royal Bank of
Canada	8/17/20	USD	892	HKD	6,913	—	—
Royal Bank of
Canada	8/17/20	USD	400	DKK	2,633	—	(17)
Barclays Bank
plc	8/17/20	USD	299	NZD	457	—	(4)
Barclays Bank
plc	8/17/20	USD	221	SEK	2,033	—	(11)

						2,073	(31,800)

AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK —Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At July 31, 2020, a counterparty had deposited in a segregated account cash of $620,000 in connection with open forward currency contracts.

Global Minimum Volatility Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering i nto master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or

Global Minimum Volatility Fund

received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks—United States	1,835,158	—	—	1,835,158
Common Stocks—International	467,455	1,092,876	—	1,560,331
Temporary Cash Investments	35,373	—	—	35,373
Total	2,337,986	1,092,876	—	3,430,862
Derivative Financial Instruments
Assets
Futures Contracts[1]	23	—	—	23
Forward Currency Contracts	—	2,073	—	2,073
Total	23	2,073	—	2,096
Liabilities
Futures Contracts[1]	148	—	—	148
Forward Currency Contracts	—	31,800	—	31,800
Total	148	31,800	—	31,947

Global Minimum Volatility Fund

1 Represents variation margin on the last day of the reporting period.